Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000016568
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%	10.57%	9.26%
C000016571
Average Annual Return [Line Items]
Average Annual Return, Percent	28.51%	11.06%	9.10%
C000016573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016568
Average Annual Return [Line Items]
Average Annual Return, Percent	30.48%	11.89%	9.91%
Without Sales Load [Member] | C000016571
Average Annual Return [Line Items]
Average Annual Return, Percent	29.51%	11.06%	9.10%
Without Sales Load [Member] | C000149477
Average Annual Return [Line Items]
Average Annual Return, Percent	30.99%	12.35%	10.36%
Without Sales Load [Member] | C000016572
Average Annual Return [Line Items]
Average Annual Return, Percent	30.82%	12.20%	10.21%
Without Sales Load [Member] | C000016573
Average Annual Return [Line Items]
Average Annual Return, Percent	30.82%	12.24%	10.26%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	9.35%	9.54%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	9.35%	9.54%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	9.35%	9.54%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	9.35%	9.54%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	9.35%	9.54%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%	14.55%	10.48%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%	14.55%	10.48%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%	14.55%	10.48%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%	14.55%	10.48%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%	14.55%	10.48%